Borrowings and other financial liabilities - Nabors Backstop Agreement (Details) - USD ($) $ / shares in Units, $ in Millions	Jan. 09, 2024	Jun. 30, 2024	Dec. 07, 2023	Oct. 19, 2023
Disclosure of detailed information about borrowings [line items]
Purchase price per share (in dollars per share)		$ 10.20		$ 10.20
Number of ordinary shares issued (in shares)	681,620
Backstop Agreement - Nabors
Disclosure of detailed information about borrowings [line items]
Commitment to purchase ordinary shares				$ 15.0
Proceeds from issue of ordinary shares	$ 7.0
Backstop Agreement Amendment - Nabors
Disclosure of detailed information about borrowings [line items]
Commitment to purchase ordinary shares			$ 10.0